CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common shares, no par value
Common shares, issued	50,723	50,720
Common shares, outstanding	50,723	50,720